Corporate information - Summary of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2021
Kuaidian Power (Beijing) New Energy Technology Co., Ltd.
Disclosure of subsidiaries [line items]
Name of entity	Kuaidian Power (Beijing) New Energy Technology Co., Ltd.
Place of incorporated	Beijing, China
Date of incorporation	Aug. 20, 2019
Effective interest held upon completion of reorganization	100.00%
Principal activities	Online EV Charging Solutions, Non-Charging Solutions and Other Services
Beijing Chezhubang New Energy Technology Co., Ltd.
Disclosure of subsidiaries [line items]
Name of entity	Beijing Chezhubang New Energy Technology Co., Ltd.
Place of incorporated	Beijing, China
Date of incorporation	Jul. 18, 2018
Effective interest held upon completion of reorganization	100.00%
Principal activities	Online EV Charging Solutions
Zhidian Youtong Technology Co., Ltd.
Disclosure of subsidiaries [line items]
Name of entity	Zhidian Youtong Technology Co., Ltd.
Place of incorporated	Shandong, China
Date of incorporation	Sep. 27, 2020
Effective interest held upon completion of reorganization	100.00%
Principal activities	Offline EV Charging Solutions
Shaanxi Kuaidian Mobility Technology Co., Ltd.
Disclosure of subsidiaries [line items]
Name of entity	Shaanxi Kuaidian Mobility Technology Co., Ltd.
Place of incorporated	Shaanxi, China
Date of incorporation	May 29, 2018
Effective interest held upon completion of reorganization	100.00%
Principal activities	Offline EV Charging Solutions
Qingdao Hill Matrix New Energy Technology Co., Ltd.
Disclosure of subsidiaries [line items]
Name of entity	Qingdao Hill Matrix New Energy Technology Co., Ltd.
Place of incorporated	Shandong, China
Date of incorporation	Apr. 26, 2021
Effective interest held upon completion of reorganization	100.00%
Principal activities	Offline EV Charging Solutions
Cosmo Light (Beijing) New Energy Technology Co., Ltd.
Disclosure of subsidiaries [line items]
Name of entity	Cosmo Light (Beijing) New Energy Technology Co., Ltd.
Place of incorporated	Beijing, China
Date of incorporation	Feb. 22, 2021
Effective interest held upon completion of reorganization	100.00%
Principal activities	Online EV Charging Solutions